Shareholder Report	6 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Columbia ETF Trust I
Entity Central Index Key	0001551950
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000252454
Shareholder Report [Line Items]
Fund Name	Columbia Short Duration High Yield ETF
Trading Symbol	HYSD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Short Duration High Yield ETF (the Fund) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request this information by contacting us at 1-800-426-3750.
Additional Information Phone Number	1-800-426-3750
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Columbia Short Duration High Yield ETF	$23	0.44%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.44%	[1]
AssetsNet	$ 103,584,691
Holdings Count | Holding	298
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$103,584,691
Total number of portfolio holdings	298
Portfolio turnover for the reporting period	12%

Holdings [Text Block]

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of the Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund’s portfolio composition is subject to change.

Top Holdings

Clearway Energy Operating LLC 03/15/2028 4.750%	1.3%
Cloud Software Group, Inc. 03/31/2029 6.500%	1.1%
EchoStar Corp. 11/30/2029 10.750%	1.1%
DISH Network Corp. 11/15/2027 11.750%	1.0%
Medline Borrower LP 10/01/2029 5.250%	1.0%
CCO Holdings LLC / CCO Holdings Capital Corp. 02/01/2028 5.000%	1.0%
TransDigm, Inc. 03/01/2029 6.375%	1.0%
NCR Atleos Corp. 04/01/2029 9.500%	1.0%
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer 04/15/2028 6.750%	0.9%
OneMain Finance Corp. 05/15/2029 6.625%	0.8%

Asset Allocation

Value	Value
Money Market Funds	1.4%
Senior Loans	0.2%
Corporate Bonds	97.0%

Largest Holdings [Text Block]
Clearway Energy Operating LLC 03/15/2028 4.750%	1.3%
Cloud Software Group, Inc. 03/31/2029 6.500%	1.1%
EchoStar Corp. 11/30/2029 10.750%	1.1%
DISH Network Corp. 11/15/2027 11.750%	1.0%
Medline Borrower LP 10/01/2029 5.250%	1.0%
CCO Holdings LLC / CCO Holdings Capital Corp. 02/01/2028 5.000%	1.0%
TransDigm, Inc. 03/01/2029 6.375%	1.0%
NCR Atleos Corp. 04/01/2029 9.500%	1.0%
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer 04/15/2028 6.750%	0.9%
OneMain Finance Corp. 05/15/2029 6.625%	0.8%

C000252455
Shareholder Report [Line Items]
Fund Name	Columbia U.S. High Yield ETF
Trading Symbol	NJNK
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia U.S. High Yield ETF (the Fund) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request this information by contacting us at 1-800-426-3750.
Additional Information Phone Number	1-800-426-3750
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Columbia U.S. High Yield ETF	$24	0.46%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.46%	[2]
AssetsNet	$ 32,598,332
Holdings Count | Holding	470
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$32,598,332
Total number of portfolio holdings	470
Portfolio turnover for the reporting period	14%

Holdings [Text Block]

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of the Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund’s portfolio composition is subject to change.

Top Holdings

Medline Borrower LP 10/01/2029 5.250%	0.7%
Venture Global Plaquemines LNG LLC 01/15/2036 6.750%	0.6%
Cloud Software Group, Inc. 09/30/2029 9.000%	0.6%
McAfee Corp. 02/15/2030 7.375%	0.6%
XPLR Infrastructure Operating Partners LP 01/15/2029 7.250%	0.5%
EchoStar Corp. 11/30/2029 10.750%	0.5%
Ally Financial, Inc. 01/17/2040 6.646%	0.5%
Venture Global LNG, Inc. 02/01/2032 9.875%	0.5%
OneMain Finance Corp. 03/15/2030 7.875%	0.5%
Frontier Communications Holdings LLC 03/15/2031 8.625%	0.5%

Asset Allocation

Value	Value
Money Market Funds	3.4%
Corporate Bonds	96.6%

Largest Holdings [Text Block]
Medline Borrower LP 10/01/2029 5.250%	0.7%
Venture Global Plaquemines LNG LLC 01/15/2036 6.750%	0.6%
Cloud Software Group, Inc. 09/30/2029 9.000%	0.6%
McAfee Corp. 02/15/2030 7.375%	0.6%
XPLR Infrastructure Operating Partners LP 01/15/2029 7.250%	0.5%
EchoStar Corp. 11/30/2029 10.750%	0.5%
Ally Financial, Inc. 01/17/2040 6.646%	0.5%
Venture Global LNG, Inc. 02/01/2032 9.875%	0.5%
OneMain Finance Corp. 03/15/2030 7.875%	0.5%
Frontier Communications Holdings LLC 03/15/2031 8.625%	0.5%

[1]	Annualized.
[2]	Annualized.